1

QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Schedule of InvestmentsMay 31, 2026 (unaudited)

		Shares	Value
99.60%	COMMON STOCKS
4.47%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	2,445	$920,371

4.35%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,308	895,277

4.13%	CONSUMER STAPLES
	Costco Wholesale Corp.	889	850,169

22.41%	FINANCIALS
	Brookfield Corp. ADR	16,830	767,280
	JPMorgan Chase & Co.	2,391	715,650
	Mastercard, Inc. Class A	1,349	666,379
	Morgan Stanley	4,317	897,936
	Royal Bank of Canada ADR	4,540	860,466
	Visa, Inc. Class A	2,175	709,833
			4,617,544

6.86%	HEALTH CARE
	Eli Lilly & Co.	716	791,180
	HCA Healthcare, Inc.	1,646	623,077
			1,414,257

14.64%	INDUSTRIALS
	Ametek, Inc.	3,044	687,487
	Canadian Pacific Kansas City Southern ADR	10,487	936,699
	Parker-Hannifin Corp.	877	740,741
	Waste Connections, Inc. ADR	4,373	651,664
			3,016,591

27.54%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	1,850	954,785
	ASML Holding NV ADR	491	791,865
	Broadcom, Inc.	2,227	994,957
	Micron Technology, Inc.	1,000	971,000
	Nvidia Corp.	4,133	872,642
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,601	1,088,388
			5,673,637

QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Schedule of Investments (continued)May 31, 2026 (unaudited)

		Shares	Value
11.67%	REAL ESTATE
	Equinix, Inc. REIT	650	$694,226
	Prologis, Inc. REIT	6,039	866,415
	Welltower, Inc. REIT	4,112	844,317
			2,404,958

3.53%	UTILITIES
	NextEra Energy, Inc.	8,365	727,839

99.60%	TOTAL COMMON STOCKS		20,520,643
	(Cost: $15,698,332)

99.60%	TOTAL INVESTMENTS		20,520,643
	(Cost: $15,698,332)
0.40%	Other assets, net of liabilities		81,640
100.00%	NET ASSETS		$20,602,283

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establisheds a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

BRENDAN WOOD TOPGUN ETF

Schedule of Investments (continued)May 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$20,520,643	$—	$—	$20,520,643
	$20,520,643	$—	$—	$20,520,643

The cost of investments for Federal income tax purposes has been estimated a/o May 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,698,332, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,017,933
Gross unrealized depreciation	(195,622)
Net unrealized appreciation	$4,822,311